Pay vs Performance Disclosure	12 Months Ended
	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
For all fiscal years from 2020 - 2024, the Principal Executive Officer (“CEO”) was Richard B. Handler and “Other NEOs” included Brian P. Friedman, Joseph S. Steinberg, and Michael J. Sharp. In fiscal 2020 - 2023, Other NEOs included Theresa S. Gendron, and in fiscal 2022 - 2024, other NEOs included Matthew S. Larson.
The Summary Compensation Table totals reported for our CEO for fiscal 2020 - 2024 and those amounts for the Other NEOs reflected in the table on page 56 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021		2020
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table total compensation	22,622,248	8,231,106	26,136,030	6,970,239	56,897,424	13,636,275	28,872,946	9,788,301	18,885,956	6,941,979
Deduction for change in pension value in Summary Compensation Table	(34,996)	—	—	—	—	—	(15,287)	—	(66,692)	—
Increase - "Service cost" and "Prior service cost" for pension benefits	—	—	—	—	—	—	—	—	—	—
Deduction for amount reported under the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table	(9,356,074)	(2,227,616)	(16,306,281)	(2,785,146)	(45,435,003)	(9,087,001)	(15,666,463)	(3,916,616)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end	19,804,002	4,715,188	14,727,354	2,454,561	47,972,375	9,594,477	—	—	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	2,022,899	404,580	—	—	15,666,463	3,916,616	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	84,426,796	16,015,602	3,750,055	918,577	10,536,256	2,107,251	37,842,380	9,463,138	5,844,028	1,466,494
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	—	—	3,563,008	712,594	(1,242,547)	(248,509)	—	10,502	1,180,337	301,108
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—	—	—	(3,649,347)	(912,337)
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in Summary Compensation Table or year-end or vest-date fair value of equity awards)	212,756	103,671	155,202	60,607	—	—	—	—	—	1,604

Total adjustments	$95,052,485	$18,606,846	$7,912,237	$1,765,773	$11,831,081	$2,366,219	$37,827,093	$9,473,640	$3,308,327	$856,869
Total - "Compensation Actually Paid"	$117,674,733	$26,837,951	$34,048,267	$8,736,012	$68,728,505	$16,002,494	$66,700,039	$19,261,941	$22,194,283	$7,798,848

The fair value of equity awards is determined in a manner consistent with that disclosed in our consolidated financial statements included in our 2024 Annual Report on Form 10-K, and in footnotes (1) and (2) to the Summary Compensation Table on page 56. Awards of RSUs are valued based on the closing market price of our Common Shares at each measurement date, subject to the following: (i) Performance-based RSUs based on TSR performance (with performance periods covering fiscal 2020 - 2022) were valued using a Monte Carlo valuation model at each measurement date; (ii) performance-based RSUs based on ROTE or return on tangible deployable equity (ROTDE) performance were valued based on the probable outcome of the performance goal at each measurement date; and (iii) awards subject to mandatory holding periods following vesting were valued at each measurement date with a discount based on the illiquidity of the shares that, when vested, would be subject to the holding period. Stock options were valued using the Black-Scholes valuation methodology.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation deemed to be “compensation actually paid” or CAP (as that term is used in Item 402(v)) and certain key metrics relating to our financial performance. For further information regarding how our executive compensation program is structured and how we align executive compensation with Jefferies’ performance, please see the “Compensation Discussion and Analysis” section above.

Fiscal year	Summary compensation table total for CEO	Compensation actually paid to CEO	Average summary compensation table total for non-CEO named executive officers	Average compensation actually paid to non-CEO named executive officers	Value of initial fixed $100 investment from November 30, 2019 based on:		Jefferies Net Earnings/ Net Income (thousands)	Jefferies Return on Tangible Equity(1)
					Jefferies total shareholder return	S&P 500 Financials Index total stockholder return
2024	$22,622,248	$117,674,733	$8,231,106	$26,837,951	$462.34	$188.83	$669,273	10.9%
2023	26,136,030	34,048,267	6,970,239	8,736,012	202.03	129.77	263,072	3.9%
2022	56,897,424	68,728,505	13,636,275	16,002,494	199.86	128.69	777,168	10.3%
2021	28,872,946	66,700,039	9,788,301	19,261,941	190.92	131.93	1,677,403	24.5%
2020	18,885,956	22,194,283	6,941,979	7,798,848	112.47	94.99	769,605	11.7%
(1)	Return on Tangible Equity (ROTE) is a non-GAAP measure. For reconciliation to GAAP amounts, see Annex A of this Proxy Statement.

Company Selected Measure Name	Return on Tangible Equity (ROTE)
Named Executive Officers, Footnote
For all fiscal years from 2020 - 2024, the Principal Executive Officer (“CEO”) was Richard B. Handler and “Other NEOs” included Brian P. Friedman, Joseph S. Steinberg, and Michael J. Sharp. In fiscal 2020 - 2023, Other NEOs included Theresa S. Gendron, and in fiscal 2022 - 2024, other NEOs included Matthew S. Larson.

Peer Group Issuers, Footnote
Significantly, Jefferies’ TSR was positive in each of the last five fiscal years. By comparison, the S&P 500 Financials Index total return was negative in two of those years and, over the full five years, Jefferies’ TSR significantly exceeded the total return of that index of financial services companies.

PEO Total Compensation Amount	$ 22,622,248	$ 26,136,030	$ 56,897,424	$ 28,872,946	$ 18,885,956
PEO Actually Paid Compensation Amount	$ 117,674,733	34,048,267	68,728,505	66,700,039	22,194,283
Adjustment To PEO Compensation, Footnote
The Summary Compensation Table totals reported for our CEO for fiscal 2020 - 2024 and those amounts for the Other NEOs reflected in the table on page 56 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021		2020
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table total compensation	22,622,248	8,231,106	26,136,030	6,970,239	56,897,424	13,636,275	28,872,946	9,788,301	18,885,956	6,941,979
Deduction for change in pension value in Summary Compensation Table	(34,996)	—	—	—	—	—	(15,287)	—	(66,692)	—
Increase - "Service cost" and "Prior service cost" for pension benefits	—	—	—	—	—	—	—	—	—	—
Deduction for amount reported under the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table	(9,356,074)	(2,227,616)	(16,306,281)	(2,785,146)	(45,435,003)	(9,087,001)	(15,666,463)	(3,916,616)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end	19,804,002	4,715,188	14,727,354	2,454,561	47,972,375	9,594,477	—	—	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	2,022,899	404,580	—	—	15,666,463	3,916,616	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	84,426,796	16,015,602	3,750,055	918,577	10,536,256	2,107,251	37,842,380	9,463,138	5,844,028	1,466,494
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	—	—	3,563,008	712,594	(1,242,547)	(248,509)	—	10,502	1,180,337	301,108
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—	—	—	(3,649,347)	(912,337)
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in Summary Compensation Table or year-end or vest-date fair value of equity awards)	212,756	103,671	155,202	60,607	—	—	—	—	—	1,604

Total adjustments	$95,052,485	$18,606,846	$7,912,237	$1,765,773	$11,831,081	$2,366,219	$37,827,093	$9,473,640	$3,308,327	$856,869
Total - "Compensation Actually Paid"	$117,674,733	$26,837,951	$34,048,267	$8,736,012	$68,728,505	$16,002,494	$66,700,039	$19,261,941	$22,194,283	$7,798,848

The fair value of equity awards is determined in a manner consistent with that disclosed in our consolidated financial statements included in our 2024 Annual Report on Form 10-K, and in footnotes (1) and (2) to the Summary Compensation Table on page 56. Awards of RSUs are valued based on the closing market price of our Common Shares at each measurement date, subject to the following: (i) Performance-based RSUs based on TSR performance (with performance periods covering fiscal 2020 - 2022) were valued using a Monte Carlo valuation model at each measurement date; (ii) performance-based RSUs based on ROTE or return on tangible deployable equity (ROTDE) performance were valued based on the probable outcome of the performance goal at each measurement date; and (iii) awards subject to mandatory holding periods following vesting were valued at each measurement date with a discount based on the illiquidity of the shares that, when vested, would be subject to the holding period. Stock options were valued using the Black-Scholes valuation methodology.

Non-PEO NEO Average Total Compensation Amount	$ 8,231,106	6,970,239	13,636,275	9,788,301	6,941,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,837,951	8,736,012	16,002,494	19,261,941	7,798,848
Adjustment to Non-PEO NEO Compensation Footnote
The Summary Compensation Table totals reported for our CEO for fiscal 2020 - 2024 and those amounts for the Other NEOs reflected in the table on page 56 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024		2023		2022		2021		2020
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table total compensation	22,622,248	8,231,106	26,136,030	6,970,239	56,897,424	13,636,275	28,872,946	9,788,301	18,885,956	6,941,979
Deduction for change in pension value in Summary Compensation Table	(34,996)	—	—	—	—	—	(15,287)	—	(66,692)	—
Increase - "Service cost" and "Prior service cost" for pension benefits	—	—	—	—	—	—	—	—	—	—
Deduction for amount reported under the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table	(9,356,074)	(2,227,616)	(16,306,281)	(2,785,146)	(45,435,003)	(9,087,001)	(15,666,463)	(3,916,616)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end	19,804,002	4,715,188	14,727,354	2,454,561	47,972,375	9,594,477	—	—	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	2,022,899	404,580	—	—	15,666,463	3,916,616	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	84,426,796	16,015,602	3,750,055	918,577	10,536,256	2,107,251	37,842,380	9,463,138	5,844,028	1,466,494
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	—	—	3,563,008	712,594	(1,242,547)	(248,509)	—	10,502	1,180,337	301,108
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—	—	—	(3,649,347)	(912,337)
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in Summary Compensation Table or year-end or vest-date fair value of equity awards)	212,756	103,671	155,202	60,607	—	—	—	—	—	1,604

Total adjustments	$95,052,485	$18,606,846	$7,912,237	$1,765,773	$11,831,081	$2,366,219	$37,827,093	$9,473,640	$3,308,327	$856,869
Total - "Compensation Actually Paid"	$117,674,733	$26,837,951	$34,048,267	$8,736,012	$68,728,505	$16,002,494	$66,700,039	$19,261,941	$22,194,283	$7,798,848

The fair value of equity awards is determined in a manner consistent with that disclosed in our consolidated financial statements included in our 2024 Annual Report on Form 10-K, and in footnotes (1) and (2) to the Summary Compensation Table on page 56. Awards of RSUs are valued based on the closing market price of our Common Shares at each measurement date, subject to the following: (i) Performance-based RSUs based on TSR performance (with performance periods covering fiscal 2020 - 2022) were valued using a Monte Carlo valuation model at each measurement date; (ii) performance-based RSUs based on ROTE or return on tangible deployable equity (ROTDE) performance were valued based on the probable outcome of the performance goal at each measurement date; and (iii) awards subject to mandatory holding periods following vesting were valued at each measurement date with a discount based on the illiquidity of the shares that, when vested, would be subject to the holding period. Stock options were valued using the Black-Scholes valuation methodology.

Compensation Actually Paid vs. Total Shareholder Return
The following chart, covering the past five fiscal years, demonstrates the correlation between: (a) the compensation actually paid to our CEO and our Other NEOs and (b) ROTE, TSR and the total return of the S&P 500 Financials Index.

Compensation Actually Paid vs. Net Income	The following chart, covering the past five fiscal years, demonstrates the correlation between the compensation actually paid to our CEO and our Other NEOs and our net earnings.
Compensation Actually Paid vs. Company Selected Measure
The following chart, covering the past five fiscal years, demonstrates the correlation between: (a) the compensation actually paid to our CEO and our Other NEOs and (b) ROTE, TSR and the total return of the S&P 500 Financials Index.
(1)	ROTE is a non-GAAP measure. For reconciliation to GAAP amounts, see Annex A of this Proxy Statement.

Total Shareholder Return Vs Peer Group
The following chart, covering the past five fiscal years, demonstrates the correlation between: (a) the compensation actually paid to our CEO and our Other NEOs and (b) ROTE, TSR and the total return of the S&P 500 Financials Index.

Tabular List, Table
Financial Performance Measures
We have identified Return on Tangible Equity (ROTE) as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure for our CEO and President to earn annual incentive awards and PSUs and in the determination of annual equity award grants to the CEO and President. TSR is the metric most affecting changes in value of unvested equity awards, which greatly impact the compensation actually paid calculation for the CEO and President. This is because, under the SEC’s disclosure rules, the change in value of unvested equity awards from the end of one fiscal year to the end of the next fiscal year or to any vesting date within that next fiscal year, whether positive or negative, plus the year-end value of unvested equity awards granted in the fiscal year, are included in the calculation of compensation actually paid. It is important to understand that executives cannot realize disposable income from equity awards until they are vested, so in that sense the changes in equity value factored into the SEC’s “compensation actually paid” prior to vesting of the equity awards constitute only potential and not actual disposable income.
Tabular List of Performance Measures
The three measures listed below represent an unranked list of the most important measures we currently use, which generally had the effect of aligning compensation actually paid to the NEOs for 2024 with Jefferies’ performance.

Financial Performance Measures
ROTE
TSR
Net Earnings / Net Income
As discussed in the Compensation Discussion and Analysis, a number of other financial and non-financial metrics are considered by the Compensation Committee in its decisions on the compensation of the CEO and the President. These metrics also are considerations of the Compensation Committee in determining the annual bonuses paid to the Executive Vice Presidents who are included as Other NEOs. However, those Other NEOs are compensated primarily through discretionary cash bonuses and not by equity award grants, so ROTE, TSR and Net Earnings have only indirect rather than formulaic impacts on their “compensation actually paid” as defined in the SEC rules.

Total Shareholder Return Amount	$ 462.34	202.03	199.86	190.92	112.47
Peer Group Total Shareholder Return Amount	$ 188.83	$ 129.77	$ 128.69	$ 131.93	$ 94.99
Company Selected Measure Amount	0.109	0.039	0.103	0.245	0.117
PEO Name	Richard B. Handler	Richard B. Handler	Richard B. Handler	Richard B. Handler	Richard B. Handler
Additional 402(v) Disclosure
The above charts show that, over the past five fiscal years, compensation actually paid to the CEO and Other NEOs was strongly aligned with TSR and reasonably aligned with ROTE and Net Earnings as well. Under the SEC's “compensation actually paid” metric, as applied to Jefferies, the most significant factor has been TSR, which incorporates both year-over-year changes in value of equity awards and the compounding effect of crediting dividend equivalents which are converted into additional share units. Our fiscal 2024 results illustrate this, in that stock price increased by 123%, fueling a one-year TSR of 129%, which was the principal factor in increasing year-over-year compensation actually paid by 246% and 207% for the CEO and Other NEOs, respectively. The CEO’s CAP in fiscal 2022 was also increased by the grant of a retention award with a five-year service period and additional three-year holding period. These factors also affect the compensation actually paid for Other NEOs, but to a lesser extent, because the President’s compensation (part of the average for the Other NEOs) is structured in the same way as the CEO’s compensation.
Jefferies' ROTE and Net Earnings also are aligned with compensation, but the dramatic and sustained increases in TSR have overshadowed those factors in the SEC's compensation actually paid calculations. In years with comparatively stronger Net Earnings and three-year ROTE above our target of 10%, PSUs have been earned at above-target levels. This was the case for PSUs granted to the CEO and President with a performance period of fiscal 2021 - 2023. However, the three-year ROTE in the fiscal 2022 - 2024 performance period fell short of the target, so that the PSUs tied to that performance period were earned at a level below target. In fiscal 2023, when year-over-year TSR growth was positive but not dramatic (in comparison with 2021 and 2024), compensation actually paid declined in alignment with the lower levels of ROTE and Net Earnings in that year.
Notably, the SEC’s prescribed measure of compensation – CAP – was not used by the Compensation Committee in determining the structure and amount of executive compensation and, to our knowledge, prior to the SEC’s adoption of Item 402(v) had not been widely known or regarded as a useful measure of executive compensation.

Net Income Loss and Preferred Stock Dividends Income Statement Impact	$ 669,273,000	$ 263,072,000	$ 777,168,000	$ 1,677,403,000	$ 769,605,000
Measure:: 1
Pay vs Performance Disclosure
Name	ROTE
Non-GAAP Measure Description
(1)	Return on Tangible Equity (ROTE) is a non-GAAP measure. For reconciliation to GAAP amounts, see Annex A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Earnings / Net Income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,052,485	7,912,237	11,831,081	37,827,093	3,308,327
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,996)	0	0	(15,287)	(66,692)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,356,074)	(16,306,281)	(45,435,003)	(15,666,463)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,804,002	14,727,354	47,972,375	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,426,796	3,750,055	10,536,256	37,842,380	5,844,028
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,022,899	0	15,666,463	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,563,008	(1,242,547)	0	1,180,337
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(3,649,347)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,756	155,202	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,606,846	1,765,773	2,366,219	9,473,640	856,869
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,227,616)	(2,785,146)	(9,087,001)	(3,916,616)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,715,188	2,454,561	9,594,477	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,015,602	918,577	2,107,251	9,463,138	1,466,494
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	404,580	0	3,916,616	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	712,594	(248,509)	10,502	301,108
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(912,337)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 103,671	$ 60,607	$ 0	$ 0	$ 1,604